PLANT AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 1,031,335
Balance	16,965,989	$ 1,031,335
Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,361,469	692,961
Additions	10,317,931	401,848
Acquired Through Avalite	6,311,123	267,571
Disposals	0	(911)
Balance	17,990,523	1,361,469
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	330,134	163,773
Additions	694,400	166,791
Disposals	0	(430)
Balance	1,024,534	330,134
Land
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0
Balance	476,041	0
Land | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	0
Additions	0	0
Acquired Through Avalite	476,041	0
Disposals	0	0
Balance	476,041	0
Land | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	0
Additions	0	0
Disposals	0	0
Balance	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0
Balance	11,859,979	0
Buildings | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	0
Additions	6,747,648	0
Acquired Through Avalite	5,265,894	0
Disposals	0	0
Balance	12,013,542	0
Buildings | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	0
Additions	153,563	0
Disposals	0	0
Balance	153,563	0
Leasehold Improvement
Disclosure of detailed information about property, plant and equipment [line items]
Balance	194,862
Balance	1,526,965	194,862
Leasehold Improvement | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	274,471	184,929
Additions	1,407,177	59,242
Acquired Through Avalite	0	30,300
Disposals	0	0
Balance	1,681,648	274,471
Leasehold Improvement | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	79,609	46,004
Additions	75,074	33,605
Disposals	0	0
Balance	154,683	79,609
Production, Lab and Growing Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	782,072
Balance	2,140,470	782,072
Production, Lab and Growing Equipment | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	992,725	455,779
Additions	1,457,537	299,675
Acquired Through Avalite	237,793	237,271
Disposals	0	0
Balance	2,688,055	992,725
Production, Lab and Growing Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	210,653	96,951
Additions	336,932	113,702
Disposals	0	0
Balance	547,585	210,653
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Balance	48,879
Balance	193,638	48,879
Computers | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	57,881	41,522
Additions	138,641	16,359
Acquired Through Avalite	73,642	0
Disposals	0	0
Balance	270,164	57,881
Computers | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	9,002	4,522
Additions	67,524	4,480
Disposals	0	0
Balance	76,526	9,002
Other Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	5,522
Balance	768,896	5,522
Other Equipment | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	36,392	10,731
Additions	566,928	26,572
Acquired Through Avalite	257,753	0
Disposals	0	(911)
Balance	861,073	36,392
Other Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	30,870	16,296
Additions	61,307	15,004
Disposals	0	(430)
Balance	$ 92,177	$ 30,870